Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	FTSE Nareit Equity REITs Index Total Shareholder Return ($)(3)	Net Income ($)	Diluted AFFO per share ($)(4)

2025	16,251,931	24,580,885	4,547,815	6,627,489	120.47	126.71	1,069,783,000	4.28
2024	15,246,209	14,671,021	4,164,766	4,140,423	107.37	123.90	867,341,000	4.19
2023	13,128,810	9,506,745	3,695,675	2,708,047	109.69	118.09	876,914,000	4.00
2022	14,286,815	16,383,532	3,782,204	4,185,216	114.95	106.05	872,416,000	3.92
2021	12,861,011	16,487,305	2,946,164	3,572,661	124.07	141.30	360,747,000	3.59

Company Selected Measure Name	AFFO per share
Named Executive Officers, Footnote	Amounts represent compensation “actually paid” to our principal executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2025	Sumit Roy	Jonathan Pong, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2024	Sumit Roy	Jonathan Pong, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2023	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2022	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2021	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, Michelle Bushore, and Sean P. Nugent
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2025 fiscal year, as adjusted as follows:

	2025

Equity Award Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Amounts Reported under the “Stock Awards” Column as Reported in the Summary Compensation Table	(9,149,496)	(2,404,407)
Fair Value at Fiscal Year-End of Outstanding and Unvested Awards Granted in Fiscal Year	12,847,491	3,385,208
Change in Fair Value for Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year-End (change in Fair Value at Prior Fiscal Year-End to Fair Value at Fiscal Year-End)	4,288,658	1,006,100
Changes in Fair Value for Awards Granted during Prior Fiscal Years that Vested in Fiscal Year (change in Fair Value at Prior Fiscal Year-End to Fair Value at Vesting Date)	104,472	22,628
Increase based on Dividends Paid on Awards during Fiscal Year prior to Vesting Date not Otherwise Reflected in Total Compensation	237,829	70,145
Total Adjustments	8,328,954	2,079,674

Peer Group Issuers, Footnote	Effective in 2025, we updated our peer group from the MSCI U.S. REIT Index to the FTSE Nareit Equity REITs Index. As a result of this change, the cumulative TSR for the periods presented have been recalculated using the FTSE Nareit Equity REITs Index. Had the MSCI U.S. REIT Index been used, cumulative TSR would have been (i) $137.53 in 2025; (ii) $133.59 in 2024; (iii) $122.84 in 2023; (iv) $108.00 in 2022; and (v) $143.06 in 2021.
PEO Total Compensation Amount	$ 16,251,931	$ 15,246,209	$ 13,128,810	$ 14,286,815	$ 12,861,011
PEO Actually Paid Compensation Amount	$ 24,580,885	14,671,021	9,506,745	16,383,532	16,487,305
Adjustment To PEO Compensation, Footnote	Amounts represent compensation “actually paid” to our principal executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2025	Sumit Roy	Jonathan Pong, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2024	Sumit Roy	Jonathan Pong, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2023	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2022	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2021	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, Michelle Bushore, and Sean P. Nugent
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2025 fiscal year, as adjusted as follows:

	2025

Equity Award Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Amounts Reported under the “Stock Awards” Column as Reported in the Summary Compensation Table	(9,149,496)	(2,404,407)
Fair Value at Fiscal Year-End of Outstanding and Unvested Awards Granted in Fiscal Year	12,847,491	3,385,208
Change in Fair Value for Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year-End (change in Fair Value at Prior Fiscal Year-End to Fair Value at Fiscal Year-End)	4,288,658	1,006,100
Changes in Fair Value for Awards Granted during Prior Fiscal Years that Vested in Fiscal Year (change in Fair Value at Prior Fiscal Year-End to Fair Value at Vesting Date)	104,472	22,628
Increase based on Dividends Paid on Awards during Fiscal Year prior to Vesting Date not Otherwise Reflected in Total Compensation	237,829	70,145
Total Adjustments	8,328,954	2,079,674
	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for time-based restricted stock and restricted stock unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based restricted stock awards (excluding any market-based awards), the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2025, volatility between 17%-18% and risk-free rate of 3.5%; (ii) for 2024, volatility between 17%-19% and risk-free rate between 4.2%-4.4%; (iii) for 2023, volatility between 20%-21% and risk free rate between 4.2%-4.5%; (iv) for 2022, volatility between 20%-22% and risk free rate between 4.4%-4.7%; and (v) for 2021, volatility between 18%-45% and risk free rate between 0.4%-0.7%.
Non-PEO NEO Average Total Compensation Amount	$ 4,547,815	4,164,766	3,695,675	3,782,204	2,946,164
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,627,489	4,140,423	2,708,047	4,185,216	3,572,661
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation “actually paid” to our principal executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2025	Sumit Roy	Jonathan Pong, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2024	Sumit Roy	Jonathan Pong, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2023	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2022	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2021	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, Michelle Bushore, and Sean P. Nugent
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2025 fiscal year, as adjusted as follows:

	2025

Equity Award Adjustments	PEO ($)	Average Non-PEO NEOs ($)

Amounts Reported under the “Stock Awards” Column as Reported in the Summary Compensation Table	(9,149,496)	(2,404,407)
Fair Value at Fiscal Year-End of Outstanding and Unvested Awards Granted in Fiscal Year	12,847,491	3,385,208
Change in Fair Value for Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year-End (change in Fair Value at Prior Fiscal Year-End to Fair Value at Fiscal Year-End)	4,288,658	1,006,100
Changes in Fair Value for Awards Granted during Prior Fiscal Years that Vested in Fiscal Year (change in Fair Value at Prior Fiscal Year-End to Fair Value at Vesting Date)	104,472	22,628
Increase based on Dividends Paid on Awards during Fiscal Year prior to Vesting Date not Otherwise Reflected in Total Compensation	237,829	70,145
Total Adjustments	8,328,954	2,079,674

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	AFFO per share; •TSR ranking relative to MSCI REIT Index; •Net Debt-to-Pro Forma Adjusted EBITDAre; •Fixed charge coverage ratio; •Portfolio occupancy; and •Dividend per share growth rate
Total Shareholder Return Amount	$ 120.47	107.37	109.69	114.95	124.07
Peer Group Total Shareholder Return Amount	126.71	123.90	118.09	106.05	141.30
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,069,783,000	$ 867,341,000	$ 876,914,000	$ 872,416,000	$ 360,747,000
Company Selected Measure Amount | $ / shares	4.28	4.19	4.00	3.92	3.59
PEO Name	Sumit Roy
Additional 402(v) Disclosure
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:
The line graph below compares (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) the cumulative TSR of the FTSE Nareit Equity REITs Index, (iv) our net income, and (v) AFFO per share, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends were reinvested.
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:
For additional information about how each of these measures has been incorporated into our 2025 compensation program, please see “Compensation Discussion and Analysis - 2025 STIP Performance Goals” on page 48 and “Compensation Discussion and Analysis - 2025 LTIP Performance Goals” on page 54.

Measure:: 1
Pay vs Performance Disclosure
Name	•AFFO per share
Non-GAAP Measure Description	AFFO per share, a non-GAAP financial measure, provides useful information to investors because it is a widely accepted industry measure of the operating performance of REITs that is used by industry analysts and investors who look at and compare those companies. It provides an additional measure to compare the operating performance of REITs without having to account for differing depreciation assumptions and other unique revenue and expense items, which we believe are not pertinent to measuring a particular company’s on-going operating performance. The most appropriate GAAP performance metric to which AFFO should be reconciled is net income available to common stockholders per share. For a reconciliation of AFFO per share to net income available to common stockholders per share, see Appendix A on page A-1 of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	•TSR ranking relative to MSCI REIT Index
Measure:: 3
Pay vs Performance Disclosure
Name	•Net Debt-to-Pro Forma Adjusted EBITDAre
Measure:: 4
Pay vs Performance Disclosure
Name	•Fixed charge coverage ratio
Measure:: 5
Pay vs Performance Disclosure
Name	•Portfolio occupancy
Measure:: 6
Pay vs Performance Disclosure
Name	Dividend per share growth rate
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,328,954
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,149,496)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,847,491
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,288,658
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,472
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,829
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,079,674
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,404,407)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,385,208
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,006,100
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,628
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 70,145